UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM 12b-25
NOTIFICATION OF LATE FILING

Commission File Number of Issuing Entity: 333-150282-02

MacroShares $100 Oil Down Trust

(Exact name of issuing entity as specified in its charter)

Commission File Number of Depositor: 001-33173

MACRO SECURITIES DEPOSITOR, LLC

(Exact name of depositor as specified in its charter)

(Check one):	Form 10-K	Form 20-F	Form 11-K	✓	Form 10-Q	Form 10-D	Form N-SAR	Form N-CSR

	For Period Ended:	June 30, 2008

Transition Report on Form 10-K

Transition Report on Form 20-F

Transition Report on Form 11-K

Transition Report on Form 10-Q

Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instructions (on back page) Before Preparing Form. Please Print or Type.
Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

PART I — REGISTRANT INFORMATION

MacroShares $100 Oil Down Trust
Full Name of Issuing Entity

MACRO SECURITIES DEPOSITOR, LLC
Full Name of Registrant

not applicable
Former Name if Applicable

c/o State Street Bank, and Trust Company, N.A., Two World Financial Center, 225 Liberty Street
Address of Principal Executive Office (Street and Number)

New York, NY 10281
City, State and Zip Code

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

	(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D,or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

✓

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail the reasons why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period. (Attach extra Sheets if Needed)

MACRO Securities Depositor, LLC (the "Depositor") is refiling the Form 10-Q for the MacroShares $100 Oil Down Trust for the quarter ended June 30, 2008 as of this fifteenth day of August, because its timely filing of such Form 10-Q was rejected as a "duplicate" by the EDGAR system and did not correctly appear on EDGAR.

The Depositor filed a timely Form 10-Q for the MacroShares $100 Oil Up Trust, followed by the Form 10-Q for the MacroShares $100 Down Trust on August 14, 2008.  The Form 10-Q for the MacroShares $100 Oil Up Trust was accepted, but the Form 10-Q for the MacroShares $100 Oil Down Trust was rejected as a "duplicate."  Issuer Direct Corporation, which made the EDGAR filings on behalf of the Depositor, notified EDGAR of the error and EDGAR agreed to post the Form 10-Q for the MacroShares $100 Oil Down Trust under the name of the Depositor, but could not do so under the name of the MacroShares $100 Oil Down Trust.  If investors search EDGAR under the name of the Depositor, they will find the timely-filed Form 10-Q for the MacroShares $100 Oil Down Trust.  However, investors will not find such Form 10-Q if they search only under "MacroShares $100 Oil Down Trust."  Accordingly, in order to avoid any confusion on the part of investors, the Depositor is refiling the Form 10-Q for the MacroShares $100 Oil Down Trust so that it may appear on the MacroShares $100 Oil Down Trust EDGAR page.

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

	Richard F. Kadlick, Esq	(212)	735-2716
	(Name)	(Area Code)	(Telephone Number)

(2)

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

Yes			✓ No

(3)

Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

Yes			No ✓

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

MACRO SECURITIES DEPOSITOR, LLC
(Exact name of depositor as specified in its charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

MACRO SECURITIES DEPOSITOR, LLC, Depositor for the MacroShares $100 Oil Down Trust

Date:	August 15, 2008	By:	s/ Samuel Masucci, III
Chief Executive Officer of Depositor, on behalf of Registrant